UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09835
Capital Growth Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Capital Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.1%

Security	Shares	Value

Auto Components — 1.0%

Goodyear Tire & Rubber Co. (The)(1)(2)	77,600	$873,776

		$873,776

Biotechnology — 1.0%

Genzyme Corp.(1)(2)	16,920	$941,936

		$941,936

Building Products — 2.4%

Lennox International, Inc.(2)	11,000	$353,210
Owens Corning(1)(2)	140,400	1,794,312

		$2,147,522

Capital Markets — 1.2%

Aberdeen Asset Management PLC	47,080	$96,124
Affiliated Managers Group, Inc.(1)(2)	16,736	973,868

		$1,069,992

Chemicals — 1.9%

Celanese Corp., Class A(2)	51,600	$1,225,500
Solutia, Inc.(1)	77,000	443,520

		$1,669,020

Commercial Banks — 3.0%

SVB Financial Group(1)(2)	9,669	$263,190
Wells Fargo & Co.(2)	100,200	2,430,852

		$2,694,042

Commercial Services & Supplies — 0.9%

Copart, Inc.(1)(2)	23,600	$818,212

		$818,212

Communications Equipment — 3.3%

Brocade Communications Systems, Inc.(1)(2)	300,800	$2,352,256
Research In Motion, Ltd.(1)(2)	9,000	639,450

		$2,991,706

Construction & Engineering — 1.6%

Chicago Bridge & Iron Co. N.V.(2)	72,000	$892,800
Granite Construction, Inc.(2)	16,100	535,808
Tutor Perini Corp.(1)(2)	2,161	37,515

		$1,466,123

Consumer Finance — 4.2%

Discover Financial Services(2)	259,100	$2,660,957
SLM Corp.(1)(2)	110,651	1,136,386

		$3,797,343

Diversified Consumer Services — 5.1%

Apollo Group, Inc., Class A(1)(2)	38,500	$2,738,120
Corinthian Colleges, Inc.(1)(2)	109,100	1,847,063

		$4,585,183

Diversified Financial Services — 0.8%

JPMorgan Chase & Co.(2)	21,100	$719,721

		$719,721

Electrical Equipment — 2.6%

GrafTech International Ltd.(1)(2)	177,900	$2,012,049
Yingli Green Energy Holding Co. Ltd. ADR(1)(2)	22,506	304,956

		$2,317,005

Electronic Equipment, Instruments & Components — 0.1%

Itron, Inc.(1)(2)	2,150	$118,400

		$118,400

Energy Equipment & Services — 2.8%

Nabors Industries, Ltd.(1)(2)	33,300	$518,814
Patterson-UTI Energy, Inc.(2)	41,900	538,834
Pride International, Inc.(1)(2)	57,247	1,434,610

		$2,492,258

Health Care Equipment & Supplies — 0.5%

Masimo Corp.(1)(2)	19,300	$465,323

		$465,323

See notes to financial statements

Capital Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Health Care Providers & Services — 2.9%

CIGNA Corp.(2)	71,500	$1,722,435
Express Scripts, Inc.(1)(2)	8,600	591,250
Health Management Associates, Inc.(1)(2)	57,100	282,074

		$2,595,759

Hotels, Restaurants & Leisure — 1.9%

Scientific Games Corp., Class A(1)(2)	111,100	$1,752,047

		$1,752,047

Household Durables — 2.4%

Mohawk Industries, Inc.(1)(2)	10,700	$381,776
Tempur-Pedic International, Inc.(2)	78,700	1,028,609
Whirlpool Corp.(2)	18,200	774,592

		$2,184,977

Insurance — 3.7%

Admiral Group PLC	27,900	$400,084
Allied World Assurance Holdings, Ltd.(2)	41,400	1,690,362
Fairfax Financial Holdings, Ltd.(2)	1,500	374,235
Prudential Financial, Inc.(2)	23,019	856,767

		$3,321,448

Internet & Catalog Retail — 3.0%

NetFlix, Inc.(1)(2)	22,000	$909,480
Priceline.com, Inc.(1)(2)	15,832	1,766,060

		$2,675,540

IT Services — 3.1%

Accenture, Ltd., Class A(2)	29,100	$973,686
Euronet Worldwide, Inc.(1)(2)	17,900	347,081
MasterCard, Inc., Class A(2)	7,700	1,288,287
Wright Express Corp.(1)(2)	6,000	152,820

		$2,761,874

Machinery — 0.7%

Duoyuan Global Water, Inc. ADR(1)(2)	27,491	$667,481

		$667,481

Media — 2.7%

Arbitron, Inc.(2)	19,290	$306,518
Liberty Entertainment, Series A(1)(2)	81,000	2,166,750

		$2,473,268

Metals & Mining — 1.4%

Gammon Gold, Inc.(1)(2)	189,800	$1,265,966

		$1,265,966

Multiline Retail — 0.9%

Big Lots, Inc.(1)(2)	37,600	$790,728

		$790,728

Oil, Gas & Consumable Fuels — 8.5%

Brigham Exploration Co.(1)(2)	250,182	$873,135
Chesapeake Energy Corp.(2)	41,900	830,877
Massey Energy Co.(2)	23,000	449,420
Newfield Exploration Co.(1)(2)	14,100	460,647
Paladin Energy, Ltd.(1)	240,000	938,830
Petrohawk Energy Corp.(1)(2)	54,862	1,223,423
Uranium One, Inc.(1)	640,000	1,469,114
Walter Energy, Inc.(2)	37,600	1,362,624

		$7,608,070

Personal Products — 1.0%

Avon Products, Inc.(2)	34,000	$876,520

		$876,520

Pharmaceuticals — 3.3%

Biovail Corp.(2)	66,000	$887,700
King Pharmaceuticals, Inc.(1)(2)	94,000	905,220
Perrigo Co.(2)	8,500	236,130
Teva Pharmaceutical Industries, Ltd. ADR(2)	19,000	937,460

		$2,966,510

Real Estate Investment Trusts (REITs) — 1.2%

Annaly Capital Management, Inc.(2)	49,093	$743,271
Chimera Investment Corp.(2)	103,580	361,494

		$1,104,765

Road & Rail — 1.0%

Kansas City Southern(1)(2)	56,900	$916,659

		$916,659

Semiconductors & Semiconductor Equipment — 6.2%

Atheros Communications, Inc.(1)(2)	55,200	$1,062,048
NVIDIA Corp.(1)(2)	153,100	1,728,499

See notes to financial statements

Capital Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

ON Semiconductor Corp.(1)(2)	250,152	$1,716,043
Tessera Technologies, Inc.(1)(2)	40,900	1,034,361

		$5,540,951

Software — 1.8%

Check Point Software Technologies, Ltd.(1)(2)	57,000	$1,337,790
Rosetta Stone, Inc.(1)(2)	8,765	240,512

		$1,578,302

Specialty Retail — 4.1%

Advance Auto Parts, Inc.(2)	46,487	$1,928,746
Best Buy Co., Inc.(2)	45,600	1,527,144
Children’s Place Retail Stores, Inc. (The)(1)(2)	7,400	195,582
Hibbett Sports, Inc.(1)(2)	4,224	76,032

		$3,727,504

Textiles, Apparel & Luxury Goods — 4.3%

Gildan Activewear, Inc.(1)(2)	204,300	$3,023,640
Hanesbrands, Inc.(1)(2)	56,600	849,566

		$3,873,206

Wireless Telecommunication Services — 2.6%

Crown Castle International Corp.(1)(2)	97,000	$2,329,940

		$2,329,940

Total Common Stocks
(identified cost $66,384,354)		$80,179,077

Investment Funds — 2.5%

Security	Shares	Value

Capital Markets — 2.5%

iShares Russell Midcap Growth Index Fund(2)	100	$3,645
MidCap SPDR Trust, Series 1(2)	21,500	2,264,165

		$2,267,810

Total Investment Funds
(identified cost $2,251,376)		$2,267,810

Short-Term Investments — 43.6%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.00%(3)	$13,120	$13,119,935
Eaton Vance Cash Collateral Fund, LLC, 0.58%(3)(4)	26,063	26,062,827

Total Short-Term Investments
(identified cost $39,182,762)		$39,182,762

Total Investments — 135.2%
(identified cost $107,818,492)		$121,629,649

Other Assets, Less Liabilities — (35.2)%		$(31,638,621)

Net Assets — 100.0%		$89,991,028

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2009.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Capital Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Unaffiliated investments, at value including $25,280,580 of securities on loan (identified cost, $68,635,730)	$82,446,887
Affiliated investments, at value (identified cost, $39,182,762)	39,182,762
Dividends receivable	76,024
Interest receivable from affiliated investment	47
Receivable for investments sold	500,973
Securities lending income receivable	4,643

Total assets	$122,211,336

Liabilities

Collateral for securities loaned	$26,062,827
Payable for investments purchased	6,070,978
Payable to affiliates:
Investment adviser fee	43,439
Trustees’ fees	975
Accrued expenses	42,089

Total liabilities	$32,220,308

Net Assets applicable to investors interest in Portfolio	$89,991,028

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$76,180,125
Net unrealized appreciation	13,810,903

Total	$89,991,028

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Dividends (net of foreign taxes, $1,800)	$367,371
Securities lending income, net	66,237
Interest income allocated from affiliated investment	11,704
Expenses allocated from affiliated investment	(9,412)

Total investment income	$435,900

Expenses

Investment adviser fee	$225,580
Trustees’ fees and expenses	1,789
Custodian fee	32,136
Legal and accounting services	28,974
Miscellaneous	2,903

Total expenses	$291,382

Net investment income	$144,518

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(5,342,135)
Investment transactions allocated from affiliated investment	(8,958)
Foreign currency transactions	3,076

Net realized loss	$(5,348,017)

Change in unrealized appreciation (depreciation) —
Investments	$17,756,851
Foreign currency	(191)

Net change in unrealized appreciation (depreciation)	$17,756,660

Net realized and unrealized gain	$12,408,643

Net increase in net assets from operations	$12,553,161

See notes to financial statements

Capital Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$144,518	$859,465
Net realized loss from investment and foreign currency transactions	(5,348,017)	(41,999,791)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	17,756,660	(34,017,187)

Net increase (decrease) in net assets from operations	$12,553,161	$(75,157,513)

Capital transactions —
Contributions	$12,441,720	$40,987,139
Withdrawals	(10,784,248)	(27,445,848)

Net increase in net assets from capital transactions	$1,657,472	$13,541,291

Net increase (decrease) in net assets	$14,210,633	$(61,616,222)

Net Assets

At beginning of period	$75,780,395	$137,396,617

At end of period	$89,991,028	$75,780,395

See notes to financial statements

Capital Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006		2005		2004

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.81	%(3)	0.79%	0.76%	0.76	%(2)	0.75	%(2)	0.77	%(2)
Net investment income (loss)	0.39	%(3)	0.73%	0.84%	0.80%		0.24%		(0.08)%
Portfolio Turnover	123	%(5)	293%	175%	158%		222%		213%

Total Return	19.45	%(5)	(50.32)%	31.07%	19.52%		3.32%		14.79	%(4)

Net assets, end of period (000’s omitted)	$89,991		$75,780	$137,397	$105,281		$113,076		$102,319

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006 and 2004 and equal to 0.01% of average daily net assets for the year ended December 31, 2005).

(3)	Annualized.

(4)	The net realized gain on disposal of investments purchased which did no meet the Portfolio’s investment guidelines had no effect on total return.

(5)	Not annualized.

See notes to financial statements

Capital Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek growth of capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2009, Eaton Vance Balanced Fund held an 88.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Capital Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to and including $170 million and 0.50% of average daily net assets over $170 million and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended June 30, 2009, the Portfolio’s investment adviser fee totaled $234,545 of which $8,965 was allocated from Cash Management and $225,580 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2009, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.625% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred

Capital Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Compensation Plan. For the six months ended June 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $87,948,426 and $89,785,066, respectively, for the six months ended June 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$111,654,637

Gross unrealized appreciation	$11,081,624
Gross unrealized depreciation	(1,106,612)

Net unrealized appreciation	$9,975,012

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $12,942 for the six months ended June 30, 2009. At June 30, 2009, the value of the securities loaned and the value of the collateral received amounted to $25,280,580 and $26,062,827, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7   Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Capital Markets	$973,868	$96,124		$—	$1,069,992
Insurance	2,921,364	400,084		—	3,321,448
Others	75,787,637	—		—	75,787,637

Total Common Stocks	$79,682,869	$496,208	*	$—	$80,179,077
Investment Funds	2,267,810	—		—	2,267,810
Short-Term Investments	39,182,762	—		—	39,182,762

Total	$121,133,441	$496,208		$—	$121,629,649

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

Capital Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

8   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 18, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Capital Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date:     August 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date:     August 17, 2009

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date:     August 17, 2009